ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND BUSINESS DESCRIPTION
Schedule of subsidiaries of the Company
Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
China Liberal	February 25, 2019	Cayman Islands	Parent, 100%	Investment holding

Yi Xin BVI	October 19, 2010	BVI	100%	Investment holding

Boya Hong Kong	May 11, 2011	Hong Kong	100%	Investment holding

China Liberal Beijing	August 8, 2011	Beijing, PRC	100%	Education service provider